SEGMENTAL INFORMATION - Profit (Loss) and Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Cost of sales	$ 3,726	$ 3,541	$ 3,366
Gross profit (loss)	2,067	1,027	1,129
Amortisation	752	658	637
Operating segments
Disclosure of operating segments [line items]
Cost of sales	4,106	3,913	3,708
Gross profit (loss)	2,430	1,324	1,385
Amortisation	844	757	732
Africa | Operating segments
Disclosure of operating segments [line items]
Cost of sales	2,304	2,111	2,008
Gross profit (loss)	1,459	961	977
Amortisation	455	419	371
Africa | Operating segments | Kibali - Attributable 45%
Disclosure of operating segments [line items]
Cost of sales	380	372	342
Gross profit (loss)	363	297	256
Amortisation	92	99	95
Africa | Operating segments | Iduapriem
Disclosure of operating segments [line items]
Cost of sales	351	387	314
Gross profit (loss)	213	135	130
Amortisation	79	129	80
Africa | Operating segments | Ghana
Disclosure of operating segments [line items]
Cost of sales	360	313	266
Gross profit (loss)	171	127	165
Amortisation	75	61	40
Africa | Operating segments | Siguiri
Disclosure of operating segments [line items]
Cost of sales	518	473	492
Gross profit (loss)	136	31	99
Amortisation	51	39	54
Africa | Operating segments | Geita
Disclosure of operating segments [line items]
Cost of sales	612	566	594
Gross profit (loss)	540	370	327
Amortisation	138	91	102
Africa | Operating segments | Sukari
Disclosure of operating segments [line items]
Cost of sales	83	0	0
Gross profit (loss)	36	0	0
Amortisation	20	0	0
Africa | Operating segments | Administration and other
Disclosure of operating segments [line items]
Gross profit (loss)	0	1	0
Australia | Operating segments
Disclosure of operating segments [line items]
Cost of sales	945	867	783
Gross profit (loss)	453	220	188
Amortisation	190	163	172
Australia | Operating segments | Sunrise Dam
Disclosure of operating segments [line items]
Cost of sales	430	399	371
Gross profit (loss)	197	99	40
Amortisation	77	58	54
Australia | Operating segments | Tropicana - Attributable 70%
Disclosure of operating segments [line items]
Cost of sales	479	438	382
Gross profit (loss)	292	151	177
Amortisation	112	104	117
Australia | Operating segments | Administration and other
Disclosure of operating segments [line items]
Cost of sales	36	30	30
Gross profit (loss)	(36)	(30)	(29)
Amortisation	1	1	1
Americas | Operating segments
Disclosure of operating segments [line items]
Cost of sales	858	931	913
Gross profit (loss)	517	162	229
Amortisation	195	170	185
Americas | Operating segments | Cerro Vanguardia
Disclosure of operating segments [line items]
Cost of sales	368	307	273
Gross profit (loss)	180	102	122
Amortisation	61	39	39
Americas | Operating segments | AngloGold Ashanti Mineração
Disclosure of operating segments [line items]
Cost of sales	352	453	477
Gross profit (loss)	283	63	111
Amortisation	112	88	106
Americas | Operating segments | Serra Grande
Disclosure of operating segments [line items]
Cost of sales	136	169	162
Gross profit (loss)	56	(2)	(2)
Amortisation	22	43	40
Americas | Operating segments | Administration and other
Disclosure of operating segments [line items]
Cost of sales	2	2	1
Gross profit (loss)	(2)	(1)	(2)
Corporate and other | Operating segments
Disclosure of operating segments [line items]
Cost of sales	1	(4)	(4)
Gross profit (loss)	(1)	19	9
Amortisation	(4)	(5)	(4)
Equity-accounted joint ventures included above | Elimination of intersegment amounts
Disclosure of operating segments [line items]
Cost of sales	380	372	342
Gross profit (loss)	363	297	256
Amortisation	$ 92	$ 99	$ 95